Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Other Reserves [Member]	Retained Profits [member]	Attributable to Equity Holders of the Company [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2015	¥ 39,931	¥ 13,140	¥ 19,103	¥ 5,168	¥ 37,411	¥ 2,520
Profit for the year	4,955			4,498	4,498	457
Other comprehensive income	(264)		(261)		(261)	(3)
Total comprehensive income for the year	4,691		(261)	4,498	4,237	454
Issue of shares	8,540	1,327	7,213		8,540
Interim 2016 dividend	(738)			(738)	(738)
Dividend paid to non-controlling interests	(58)					(58)
Transfer from retained profits			144	(144)
Ending balance at Dec. 31, 2016	52,366	14,467	26,199	8,784	49,450	2,916
Profit for the year	6,810			6,342	6,342	468
Other comprehensive income	284		277		277	7
Total comprehensive income for the year	7,094		277	6,342	6,619	475
Final 2016/2017 dividend	(709)			(709)	(709)
Disposal of a subsidiary	87					87
Dividend paid to non-controlling interests	(60)					(60)
Transfer from retained profits			212	(212)
Ending balance at Dec. 31, 2017	58,778	14,467	26,688	14,205	55,360	3,418
Effect of adoption of IFRS | Increase (decrease) due to application of IFRS 9 [member]	645		667	(22)	645
Effect of adoption of IFRS | Increase (decrease) due to application of IFRS 15 [member]	386			383	383	3
Restated balance at January 1, 2018	59,809	14,467	27,355	14,566	56,388	3,421
Profit for the year | Increase (decrease) due to application of IFRS 15 [member]	208
Profit for the year	2,930			2,698	2,698	232
Other comprehensive income	(343)		(340)		(340)	(3)
Total comprehensive income for the year	2,587		(340)	2,698	2,358	229
Final 2016/2017 dividend	(738)			(738)	(738)
Dividend paid to non-controlling interests	(57)					(57)
Transfer from retained profits			30	(30)
Ending balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2018	593
Ending balance at Dec. 31, 2018	¥ 61,601	¥ 14,467	¥ 27,045	¥ 16,496	¥ 58,008	¥ 3,593